Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Contractual or other commitments from related party transactions	$ 0
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	75,000	$ 75,000
Non Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	100,000
Non Executive Directors | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Remunerations payable in DSU's	60,000
Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	12,500
Company's Audit Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	17,500
Committee Members
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	5,000
Company's Board Chair Member
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	150,000
Company's Board Chair Member | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Remunerations payable in DSU's	90,000
Excess Of Six Meetings Per Year
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	1,000
Cauchari-Olaroz Project | Minera Exar S.A. | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	2,411,000
Cauchari-Olaroz Project | Company's Board Chair Member
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	20,000
Cauchari-Olaroz Project | Special Committee
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	10,000
Cauchari-Olaroz Project | Excess of Five Meetings Per Year
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fees	$ 1,000